Related party disclosures	12 Months Ended
Dec. 31, 2022
Related party disclosures
Related party disclosures

27. Related party disclosures

Key management personnel of VIA Group in 2022 have been Jürgen Eichner, CEO and member of the Management Board,and Dr. Markus Peters, CFO. A close family member of the previous member of the Management Board and shareholder Jürgen Eichner, is employed by VIA optronics GmbH.

As of December 31, 2022 the only shareholder who owns more than 20 % is Cooperatief IMI Europe U.A and holds 50.32%. Furthermore, Dr. Heiko Frank, Chairman of the Supervisory Board, is Managing Director and a 49.99 % owner of Kloepfel Corporate Finance GmbH (Kloepfel). Therefore, Kloepfel is a related party in accordance with IAS 24. The ultimate controlling party is Mermac Inc., a Philippines based Company.

The following tables show an overview of the transactions with the related parties.

Transactions with related parties

		Interest	Sales to related	Purchases from
in EUR		Expense	parties	related parties

Integrated Micro-Electronics, Inc. (IMI)	2022	—	28,361	7,296,340
	2021	—	322,422	1,935,373
	2020	35,519	41,756	1,651,438

Kloepfel Corporate Finance GmbH (Kloepfel)	2022	—	—	7,142
	2021	—	—	432,599
	2020	—	—	1,238,452

C-CON GmbH	2022	—	—	2,236,316
	2021	—	—	2,217,685
	2020	—	—	685,535

MT Technologies GmbH	2022	—	—	9,659
	2021	—	—	29,155
	2020	—	—	—

Executive management (Jürgen Eichner)*	2022	—	—	5,640
	2021	—	—	5,640
	2020	—	—	5,640

* Jürgen Eichner´s contract as a member of the management board was terminated by the supervisory board with cause

Kloepfel provides the Group general advisory, management and coordination services for the Group’s public equity offering as well as other strategic opportunities. Under the project contract, Kloepfel was entitled to (i) a monthly retainer, (ii) a success fee equal to 0.95 % of the gross proceeds of an offering, which fee is payable upon consummation of such an offering and (iii) reimbursement of out-of-pocket expenses, subject to certain caps. The contract was terminated in November 2021.

All transactions with related parties are performed based on agreed contracts. From IMI we mainly source cameras and camera related devices for our customers. C-CON supplies items that are used for producing shaped display solutions for an EV customer. For purchases from both related parties, a separate purchase order is issued by VIA for each requirement.

Outstanding balances with related parties

			Amounts owed	Amounts owed
		Loans from	by related	to related
in EUR		related parties	parties	related parties
Entity with significant influence over the Group:
Integrated Micro-Electronics, Inc. (IMI)	2022	—	—	3,329,248
	2021	—	209,021	174,616

Others:
C-CON GmbH	2022	—	—	611,990
	2021	—	—	290,791

Executive management (Jürgen Eichner)*	2022	—	46,878	—
	2021	—	44,146	—

* Jürgen Eichner´s contract as a member of the management board was terminated by the supervisory board with cause

The related party loan to Jürgen Eichner has been repaid on September 5, 2023.

Compensation of Key Management Personnel and Other Related Parties

in EUR	2022	2021	2020
Management Board:	648,000	764,000	786,000
Short-term employee benefits	636,000	756,000	782,000
Post-employment benefits	12,000	8,000	4,000

Supervisory Board Compensation	284,300	110,000	150,000
Short-term employee benefits	284,300	110,000	150,000

Close family member:	52,363	55,551	54,354
Short-term employee benefits	44,503	47,586	46,389
Post-employment benefits	7,860	7,965	7,965

For the years ended December 31, 2022, 2021 and 2020 the executive management consisted of Mr. Jürgen Eichner (CEO and member of the Management Board) and Dr. Markus Peters (CFO), who started in July 2021. The contract of the previous CFO Daniel Jürgens ended in September 2021. The amounts of compensation for executive management personnel as well as the Supervisory Board represent the amounts earned by each group of related party. In 2022, EUR 117,750 (2021: EUR 62,500, 2020: EUR 10,000) of Supervisory Board compensation had already been paid during the corresponding fiscal year. As of December 31, 2022, the liability to the Supervisory Board amounted to EUR 214,300 (2021: 47,500) for remaining remuneration for corresponding year.

As of December 29, 2022, the General Meeting decided on the implementation of a new remuneration system for the executive management, consisting of a fixed remuneration including fringe benefits, a short-term variable remuneration (“STI”) as well as a long-term component (“LTI”).

The STI is based on three performance indicators, performance measured by EBITDA, growth measured by sales and the share price, with equal weighting and in a one-year assessment period. EBITDA is calculated based on consolidated figures and measured against budgeted values. Sales are calculated based on consolidated figures and measured against audited prior year sales. The ADS share price in the relevant year is compared to the previous year. Payment is made in the year following the end of the fiscal year for which the bonus is granted.

The LTI is based on VIA optronics stock options. Each year starting 2022, the members of the executive management are allocated a number of stock options, which depends on the average ADS share price of the year of activity. The shares can only be subscribed after 4 performance years and only if the target including continuing service is achieved (25 % will vest at the end of 2023, 2024, 2025 and 2026). The target is an annual average ADS share price increase of 15%. If the share price does not increase by 15 % within a performance year compared to the average ADS share price (arithmetic mean) of the previous calendar year, 25 % of the allocated shares of the respective tranche are forfeited.

Both the STI and the LTI are to be classified as share-based-payment transactions, the STI as cash-settled and the LTI as equity-settled. As of December 31, 2022, no formal grant letters have been issued. Based on the decision process on the new remuneration and the decision taken by the General Meeting, VIA has concluded that there is a valid expectation that both the STI as well as the LTI will be granted for 2022. As a result, the LTI has been accounted for based on a service commencement date as of October 1, 2022 and the best management estimate on the number and conditions expected to be part of the grant letter. The total value expected to be granted in share options for the fiscal year 2022 amounts to EUR 250,000. Based on the valuation of the share options and the vesting conditions, only an immaterial amount of personnel expense and corresponding increase in equity has been recognized.